DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Derivatives not designated as hedging instruments:
Total	$ (1,939)	$ 2,744
Financial expenses [Member] | SWAP [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(1,891)	2,210
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Statements of Comprehensive Income	(192)
Derivatives not designated as hedging instruments:
Total	(192)
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	(55)	386
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ 7	$ 148